Tangible assets	12 Months Ended
Dec. 31, 2017
Tangible assets Abstract
Tangible assets

16.   Tangible assets

a)Changes

The changes in Tangible assets in the consolidated balance sheets were as follows:

	Millions of euros
		Leased out under
		an operating	Investment
	For own use	lease	property	Total

Cost:
Balances at January 1, 2015	17,351	10,466	7,424	35,241
Additions / disposals (net) due to change in the scope of consolidation	(22)	1	(27)	(48)
Additions / disposals (net)	878	3,857	(88)	4,647
Transfers, exchange differences and other items	(765)	597	36	(132)
Balances at December 31, 2015	17,442	14,921	7,345	39,708
Additions / disposals (net) due to change in the scope of consolidation	(17)	287	(4,278)	(4,008)
Additions / disposals (net)	763	2,380	(64)	3,079
Transfers, exchange differences and other items	(76)	650	462	1,036
Balances at December 31, 2016	18,112	18,238	3,465	39,815
Additions / disposals (net) due to change in the scope of consolidation	1,740	205	—	1,945
Additions / disposals (net)	781	2,445	(100)	3,126
Transfers, exchange differences and other items	(1,357)	(2,215)	(223)	(3,795)
Balances at December 31, 2017	19,276	18,673	3,142	41,091

Accumulated depreciation:
Balances at January 1, 2015	(8,979)	(1,778)	(194)	(10,951)
Disposals due to change in the scope of Consolidation	(27)	—	5	(22)
Disposals	423	196	11	630
Charge for the year	(1,161)	—	(11)	(1,172)
Transfers, exchange differences and other items	296	(1,794)	(95)	(1,593)
Balances at December 31, 2015	(9,448)	(3,376)	(284)	(13,108)
Disposals due to change in the scope of Consolidation	5	(3)	121	123
Disposals	311	457	29	797
Charge for the year	(1,079)	—	(10)	(1,089)
Transfers, exchange differences and other items	—	(2,247)	(53)	(2,300)
Balances at December 31, 2016	(10,211)	(5,169)	(197)	(15,577)
Disposals due to change in the scope of Consolidation	—	—	—	—
Disposals	478	639	8	1,125
Charge for the year	(1,165)	—	(25)	(1,190)
Transfers, exchange differences and other items	(22)	(1,574)	25	(1,571)
Balances at December 31, 2017	(10,920)	(6,104)	(189)	(17,213)

	Millions of euros
		Leased out
		under an
		operating	Investment
	For own use	lease	property	Total

Impairment losses:
Balances at January 1, 2015	(48)	(123)	(863)	(1,034)
Impairment charge for the year	(5)	(37)	(109)	(151)
Releases	3	—	20	23
Disposals due to change in the scope of Consolidation	5	—	(4)	1
Exchange differences and other	—	1	(120)	(119)
Balances at December 31, 2015	(45)	(159)	(1,076)	(1,280)
Impairment charge for the year	(12)	(43)	(62)	(117)
Releases	1	1	60	62
Disposals due to change in the scope of Consolidation	1	—	309	310
Exchange differences and other	14	42	17	73
Balances at December 31, 2016	(41)	(159)	(752)	(952)
Impairment charge for the year	(16)	(42)	(21)	(79)
Releases	4	—	3	7
Disposals due to change in the scope of Consolidation	—	(2)	(1)	(3)
Exchange differences and other	(24)	5	142	123
Balances at December 31, 2017	(77)	(198)	(629)	(904)

Tangible assets, net:
Balances at December 31, 2015	7,949	11,386	5,985	25,320
Balances at December 31, 2016 (*)	7,860	12,910	2,516	23,286
Balances at December 31, 2017	8,279	12,371	2,324	22,974

(*)The decreases in 2016 in Tangible assets - Investment property was due to the separation and deconsolidation of Metrovacesa, S.A. (See Note 3).

b)Property, plant and equipment for own use

The detail, by class of asset, of Property, plant and equipment - For own use in the consolidated balance sheets is as follows:

	Millions of euros
		Accumulated	Impairment	Carrying
	Cost	depreciation	losses	amount

Land and buildings	5,754	(1,892)	(45)	3,817
IT equipment and fixtures	4,984	(3,927)	—	1,057
Furniture and vehicles	6,374	(3,561)	—	2,813
Construction in progress and other items	330	(68)	—	262
Balances at December 31, 2015	17,442	(9,448)	(45)	7,949

Land and buildings	5,713	(1,967)	(41)	3,705
IT equipment and fixtures	5,225	(4,161)	—	1,064
Furniture and vehicles	6,963	(4,023)	—	2,940
Construction in progress and other items	211	(60)	—	151
Balances at December 31, 2016	18,112	(10,211)	(41)	7,860

Land and buildings	5,892	(2,014)	(77)	3,801
IT equipment and fixtures	5,608	(4,422)	—	1,186
Furniture and vehicles	7,213	(4,391)	—	2,822
Construction in progress and other items	563	(93)	—	470
Balances at December 31, 2017	19,276	(10,920)	(77)	8,279

The carrying amount at December 31, 2017 in the foregoing table includes the following approximate amounts:

-	€5,455 million (December 31, 2016: €5,906 million; December 31, 2015: €5,870 million) relating to property, plant and equipment owned by Group entities and branches located abroad.

c)Investment property

The fair value of investment property at December 31, 2017 amounted to €2,435 million (2016: €2,583 million; 2015: €6,097 million). A comparison of the fair value of investment property at December 31, 2017, 2016 and 2015 with the net book value shows gross unrealized gains of €128 million, gross gains of €67 and gross gains of €112 million, respectively, all of which are attributed to the Group.

The rental income earned from investment property and the direct costs related both to investment properties that generated rental income in 2017, 2016 and 2015 and to investment properties that did not generate rental income in those years are not material in the context of the consolidated financial statements.

d)Sale of properties

In 2007 and 2008 the Group sold ten hallmark properties, 1,152 Bank branch offices in Spain and its head office complex (Ciudad Financiera or Santander Business Campus) to various buyers. Also, the Group entered into operating leases (with maintenance, insurance and taxes payable by the Group) on those properties with the buyers for various compulsory terms (12 to 15 years for the hallmark properties, 24 to 26 years for the branch offices and 40 years for the Santander Business Campus), with various rent review agreements applicable during those periods and the possible extensions thereof. The agreements between the parties also provided for purchase options that in general are exercisable by the Group on final expiry of the leases at the market value of the properties on the expiry dates; the market value will be determined, where appropriate, by independent experts.

The rental expense recognized by the Group in 2017 in connection with these operating lease agreements amounted to €330 million (2016 and 2015: €297 million). At December 31, 2017, the present value of the minimum future payments that the Group will incur in the compulsory term amounted to €246 million payable within one year, €672 million payable at between one and five years and €1,461 million payable at more than five years.